Deutsche Investment Management Americas Inc.
                              Two International Place
                              Boston, MA  02110
                              December 6, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A of Scudder Money Market Fund, Scudder Government Money Fund and Scudder Tax-Exempt Money Fund (the "Funds"), each a series of Scudder Money Funds (the "Trust") (Reg. Nos. 2-51992 and 811-2527)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 52 to the Trust's Registration Statement on Form N-1A (the "Amendment") do not differ from those contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 27, 2002.

Comments or questions concerning this certificate may be directed to Paul Dickinson at (617) 295-3978.

                                   Very truly yours,


                                   Scudder Money Funds


                                   By: /s/John Millette
                                       ----------------
                                       John Millette
                                       Secretary


cc:      Stephanie Grauerholz-Lofton, Esq.
         Deborah Bielicke Eades, Esq.
         Byron Hittle, Esq.